Financial instruments - Fair value liabilities, narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 1,542,815	$ 1,285,583
Financial assets measured at fair value | Derivative instruments | Cash flow hedges
Disclosure of financial assets [line items]
Financial assets	$ 56,802	$ 3,371